Cash and cash equivalents	12 Months Ended
Dec. 31, 2017
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Cash and cash equivalents
17.	Cash and cash equivalents

	December 31, 2016	December 31, 2017	December 31, 2017
	NT$000	NT$000	US$000
Short-term deposits	3,854,354	3,883,614	131,026
Cash	525	470	16
Cash at banks	4,106,384	4,151,630	140,068

	7,961,263	8,035,714	271,110
Less: Cash and cash equivalents classified as non-current assets held for sale	(389,897)	—	—

	7,571,366	8,035,714	271,110

The cash and cash equivalents of ChipMOS Shanghai as of December 31, 2016, amounted to NT$389,897 thousand was classified and shown as “Non-current assets held for sale”. Information is provided in Note 18.

Cash at banks earns interest at floating rates based on daily bank deposit rates. Short-term deposits are made for varying periods of between 31 days and 3 months, depending on the immediate cash requirements of the Group, and earn interest at the respective short-term deposit rates.

As of December 31, 2016 and 2017, no cash and cash equivalents were pledged.